Short-term and Long-term Debt	12 Months Ended
Mar. 31, 2011
Short-term and Long-term Debt

(9) Short-term and Long-term Debt

Short-term debt at March 31, 2010 and 2011 is as follows:

	Yen (millions)
	2010	2011
Short-term bank loans	¥260,648	¥268,600
Asset backed notes	37,719	35,908
Medium-term notes	129,903	184,437
Commercial paper	638,074	605,795

	¥1,066,344	¥1,094,740

The weighted average interest rates on short-term debt outstanding at March 31, 2010 and 2011 were 0.81% and 0.67%, respectively.

Long-term debt at March 31, 2010 and 2011 is as follows:

	Yen (millions)
	2010	2011
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥298	¥240
0.76% Japanese yen unsecured bond due 2012	70,000	70,000

	70,298	70,240
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	17,336	19,827
Unsecured, principally from banks	881,872	804,396
Asset backed notes, maturing through 2015	311,222	453,802
0.66% Japanese yen unsecured bond due 2010	30,000	—
0.94% Japanese yen unsecured bond due 2010	30,000	—
1.30% Japanese yen unsecured bond due 2011	40,000	40,000
1.51% Japanese yen unsecured bond due 2011	30,000	30,000
1.48% Japanese yen unsecured bond due 2012	30,000	30,000
0.49% Japanese yen unsecured bond due 2012	20,000	20,000
1.31% Japanese yen unsecured bond due 2013	40,000	40,000
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	—	30,000
0.59% Japanese yen unsecured bond due 2015	—	30,000
4.20% Thai baht unsecured bond due 2010	8,610	—
4.72% Thai baht unsecured bond due 2011	3,731	3,575
Medium-term notes, maturing through 2023	1,498,379	1,408,960
Less unamortized discount, net	6,117	5,105

	2,965,033	2,935,455

Total long-term debt	3,035,331	3,005,695
Less current portion	722,296	962,455

	¥2,313,035	¥2,043,240

Pledged assets at March 31, 2010 and 2011 are as follows:

	Yen (millions)
	2010	2011
Trade accounts and notes receivable	¥8,655	¥13,808
Inventories	3,777	11,691
Other current assets	—	5,337
Property, plant and equipment	20,492	24,548
Finance subsidiaries-receivables(see note 1(c))	352,618	504,587

Certain loans are secured by trade accounts and notes receivable, inventories, other current assets and property, plant and equipment presented above and subject to collateralization upon request, and their interest rates range from 0.59% to 15.13% per annum at March 31, 2011 and weighted average interest rates on total outstanding long-term debt at March 31, 2010 and 2011 were 3.73% and 2.29%, respectively. Asset backed notes are secured by finance subsidiaries-receivables, and their weighted average interest rates at March 31, 2010 and 2011 were 2.15% and 1.94% respectively. Medium-term notes are unsecured, and their interest rates range from 0.61% to 5.42% at March 31, 2010 and from 0.49% to 5.29% at March 31, 2011.

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2011 and thereafter:

Years ending March 31	Yen (millions)
2012	¥962,455

2013	794,422
2014	575,521
2015	255,590
2016	299,961
After five years	117,746

2,043,240

Total	¥3,005,695

Certain of the Company’s subsidiaries have entered into currency swap and interest rate swap agreements for hedging currency and interest rate exposures resulting from the issuance of long-term debt. Fair value of contracts related to currency swaps and interest rate swaps is included in other assets and other current assets and/or liabilities in the consolidated balance sheets, as appropriate (see notes 16 and 17).

At March 31, 2011, Honda had unused line of credit facilities amounting to ¥2,212,949 million, of which ¥598,472 million related to commercial paper programs and ¥1,614,477 million related to medium-term notes programs. Honda is authorized to obtain financing at prevailing interest rates under these programs.

At March 31, 2011, the Company and its finance subsidiaries also had committed lines of credit amounting to ¥788,312 million, none of which was in use. The committed lines are used to back up the commercial paper programs. Borrowings under those committed lines of credit generally are available at the prime interest rate.

As is customary in Japan, both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Certain debenture trust agreements provide that Honda must give additional security upon request of the trustee.